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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2011
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Hambrecht & Quist Capital Management LLC
                 ----------------------------------------
   Address:      2 Liberty Square, 9 Floor
                 ----------------------------------------
                 Boston, MA 02109
                 ----------------------------------------

Form 13F File Number: 28-
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Laura Woodward
         -------------------------------
Title:   Chief Compliance Officer
         -------------------------------
Phone:   617-772-8500
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Laura Woodward                 Boston, MA          8/12/11
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                    0
                                        --------------------

Form 13F Information Table Entry Total:              74
                                        --------------------

Form 13F Information Table Value Total:         530,276
                                        --------------------
                                            (thousands)


List of Other Included Managers: NONE

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                      FORM 13F INFORMATION TABLE

        COLUMN 1           COLUMN 2    COLUMN 3   COLUMN 4       COLUMN 5              COLUMN 6           COLUMN 7      COLUMN 8
----------------------- -------------- --------- --------- ------------------- -------------------------- -------- ----------------
                                                                                       INVESTMENT                  VOTING AUTHORITY
                                                                                       DISCRETION                      (SHARES)
                                                                               --------------------------          ----------------
                                                                                    (a) SHARED-AS   (c)
                                                  VALUE     SHRS OR   SH/ PUT/ (a)    DEFINED IN  SHARED-  OTHER   (a)   (b)   (c)
     NAME OF ISSUER     TITLE OF CLASS   CUSIP   (x$1000)   PRN AMT   PRN CALL SOLE    INSTR. V    OTHER  MANAGERS SOLE SHARED NONE
----------------------- -------------- --------- --------- ---------- --- ---- ---- ------------- ------- -------- ---- ------ ----
Acorda Therapeutics,
 Inc.                   Common         00484M106    3,635    112,500   SH      Sole                           NA   Sole
Addus HomeCare
 Corporation            Common         006739106    2,345    431,900   SH      Sole                           NA   Sole
Adolor Corporation      Common         00724X102    2,461  1,236,806   SH      Sole                           NA   Sole
Aetna, Inc.             Common         00817Y108   15,882    360,218   SH      Sole                           NA   Sole
Affymax, Inc.           Common         00826A109    2,419    352,127   SH      Sole                           NA   Sole
Akorn, Inc.             Common         009728106   11,396  1,627,953   SH      Sole                           NA   Sole
Alexion
 Pharmaceuticals, Inc.  Common         015351109    8,802    187,159   SH      Sole                           NA   Sole
Alkermes, Inc.          Common         01642T108    8,914    479,254   SH      Sole                           NA   Sole
Allergan, Inc.          Common         018490102    5,756     69,141   SH      Sole                           NA   Sole
Amarin Corporation plc  Sponsored ADR  023111206   12,879    890,070   SH      Sole                           NA   Sole
Amgen, Inc.             Common         031162100   14,561    249,554   SH      Sole                           NA   Sole
Amylin
 Pharmaceuticals, Inc.  Common         032346108    2,891    216,400   SH      Sole                           NA   Sole
Auxilium
 Pharmaceuticals, Inc.  Common         05334D107    2,829    144,350   SH      Sole                           NA   Sole
Baxter International,
 Inc.                   Common         071813109    9,306    155,900   SH      Sole                           NA   Sole
Boston Scientific
 Corporation            Common         101137107    2,252    325,937   SH      Sole                           NA   Sole
Celgene Corporation     Common         151020104   15,937    264,206   SH      Sole                           NA   Sole
Corcept Therapeutics
 Incorporated           Common         218352102      998    250,000   SH      Sole                           NA   Sole
Cornerstone
 Therapeutics, Inc.     Common         21924P103    1,561    174,224   SH      Sole                           NA   Sole
Covidien plc            Shares         G2554F113    5,145     96,653   SH      Sole                           NA   Sole
Cubist
 Pharmaceuticals, Inc.  Common         229678107   13,853    384,912   SH      Sole                           NA   Sole
CVS Caremark
 Corporation            Common         126650100    9,100    242,150   SH      Sole                           NA   Sole
Danaher Corporation     Common         235851102    1,631     30,774   SH      Sole                           NA   Sole
Dendreon Corporation    Common         24823Q107   14,706    372,870   SH      Sole                           NA   Sole
Elan Corporation plc    ADR            284131208   13,354  1,174,500   SH      Sole                           NA   Sole
Express Scripts, Inc.   Common         302182100    5,761    106,733   SH      Sole                           NA   Sole
Forest Laboratories,
 Inc.                   Common         345838106   10,005    254,326   SH      Sole                           NA   Sole
Gilead Sciences, Inc.   Common         375558103   19,928    481,238   SH      Sole                           NA   Sole
Hologic, Inc.           Common         436440101    3,221    159,672   SH      Sole                           NA   Sole
Human Genome Sciences,
 Inc.                   Common         444903108   10,137    413,076   SH      Sole                           NA   Sole
IDEXX Laboratories,
 Inc.                   Common         45168D104    7,389     95,262   SH      Sole                           NA   Sole
Illumina, Inc.          Common         452327109   12,293    163,573   SH      Sole                           NA   Sole
Impax Laboratories,
 Inc.                   Common         45256B101    2,822    129,525   SH      Sole                           NA   Sole
Incyte Corporation      Common         45337C102    7,073    373,422   SH      Sole                           NA   Sole
Inhibitex, Inc.         Common         45719T103    8,160  2,081,725   SH      Sole                           NA   Sole
IntelliPharmaCeutics
 International, Inc.    Common         458173101    6,209  1,560,000   SH      Sole                           NA   Sole
Ironwood
 Pharmaceuticals, Inc.  Common         46333X108    1,364     86,755   SH      Sole                           NA   Sole
Ishares Nasdaq
 Biotechnology Index
 Fund                   Common         464287556    6,872     64,428   SH      Sole                           NA   Sole
Keryx Pharmaceuticals,
 Inc.                   Common         492515101    2,398    507,000   SH      Sole                           NA   Sole
Kinetic Concepts, Inc.  Common         49460W208    8,342    144,750   SH      Sole                           NA   Sole
Laboratory Corporation
 of America Holdings    Common         50540R409   11,241    116,133   SH      Sole                           NA   Sole
Life Technologies
 Corporation            Common         53217V109   10,078    193,540   SH      Sole                           NA   Sole
McKesson Corporation    Common         58155Q103    7,135     85,292   SH      Sole                           NA   Sole
Medco Health
 Solutions, Inc.        Common         58405U102    7,570    133,928   SH      Sole                           NA   Sole
Medivation Inc.         Common         58501N101    2,241    104,562   SH      Sole                           NA   Sole
Medtronic, Inc.         Common         585055106    2,993     77,669   SH      Sole                           NA   Sole
Merck & Company, Inc.   Common         58933Y105    3,769    106,800   SH      Sole                           NA   Sole
Mylan, Inc.             Common         628530107   14,924    604,938   SH      Sole                           NA   Sole
Neurocrine
 Biosciences, Inc.      Common         64125C109    8,988  1,116,495   SH      Sole                           NA   Sole
OncoGenex
 Pharmaceuticals, Inc.  Common         68230A106    1,585     93,100   SH      Sole                           NA   Sole
Onyx Pharmaceuticals,
 Inc.                   Common         683399109    2,851     80,769   SH      Sole                           NA   Sole
Palomar Medical
 Technologies, Inc.     Common         697529303    1,270    112,550   SH      Sole                           NA   Sole
PAREXEL International
 Corporation            Common         699462107    4,904    208,165   SH      Sole                           NA   Sole
PerkinElmer, Inc.       Common         714046109   11,587    430,591   SH      Sole                           NA   Sole
Perrigo Company         Common         714290103   14,276    162,469   SH      Sole                           NA   Sole
Pharmaceutical Product
 Development, Inc.      Common         717124101    1,712     63,788   SH      Sole                           NA   Sole
Pharmasset, Inc.        Common         71715N106    8,481     75,585   SH      Sole                           NA   Sole
Quest Diagnostics,
 Inc.                   Common         74834L100    5,295     89,600   SH      Sole                           NA   Sole
Salix Pharmaceuticals,
 Ltd.                   Common         795435106    7,966    200,000   SH      Sole                           NA   Sole
Sanofi, CVR             RIGHT
                         12/31/2020    80105N113      250    103,665   SH      Sole                           NA   Sole
Santarus, Inc.          Common         802817304    2,952    875,977   SH      Sole                           NA   Sole
Seattle Genetics, Inc.  Common         812578102    5,789    282,100   SH      Sole                           NA   Sole
Shire plc               Sponsored ADR  82481R106   12,002    127,400   SH      Sole                           NA   Sole
Telik, Inc.             Common         87959M109      640    821,138   SH      Sole                           NA   Sole
Teva Pharmaceutical
 Industries Ltd.        ADR            881624209   14,240    295,318   SH      Sole                           NA   Sole
The Cooper Companies,
 Inc.                   Common         216648402    2,047     25,838   SH      Sole                           NA   Sole
Thermo Fisher
 Scientific, Inc.       Common         883556102    4,604     71,500   SH      Sole                           NA   Sole
United Therapeutics
 Corporation            Common         91307C102    7,931    143,944   SH      Sole                           NA   Sole
UnitedHealth Group,
 Inc.                   Common         91324P102    1,862     36,102   SH      Sole                           NA   Sole
Vertex
 Pharmaceuticals, Inc.  Common         92532F100   13,505    259,767   SH      Sole                           NA   Sole
Warner Chilcott plc     Common         G94368100   13,031    540,017   SH      Sole                           NA   Sole
Watson
 Pharmaceuticals, Inc.  Common         942683103    1,723     25,075   SH      Sole                           NA   Sole
WellPoint, Inc.         Common         94973V107   20,220    256,691   SH      Sole                           NA   Sole
XenoPort, Inc.          Common         98411C100      402     56,426   SH      Sole                           NA   Sole
Zimmer Holdings, Inc.   Common         98956P102    5,625     89,000   SH      Sole                           NA   Sole
COLUMN TOTALS                                    $530,276